Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$2,498	$44,307	$4,971	$369,655
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(2,498)	(44,307)	(4,971)	(369,655)
Redeemable Net Earnings	$—	$—	$—	$—

Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	10,000,000	10,000,000	10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.00	$0.00	$0.02

Non-Redeemable Class B Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net (Loss) Income	$(3,569,534)	$(3,432,059)	$1,928,537	$(2,003,200)
Less: Redeemable Net Earnings	—	—	—	—
Non-Redeemable Net (Loss) Income	$(3,569,534)	$(3,432,059)	$1,928,537	$(2,003,200)

Denominator: Weighted Average Non-Redeemable B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	2,500,000	2,500,000	2,500,000	2,500,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class B Common Stock	$(1.43)	$(1.37)	$0.77	$(0.80)

	Year Ended December 31, 2020	For the Period from August 13, 2019 (Inception) Through December 31, 2019
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$383,150	$154,572
Income and Franchise Tax	(238,501)	(93,535)
Net Earnings	$144,649	$61,037
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	10,000,000	10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.01	$0.01

Non-Redeemable Class B Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(6,480,701)	$596.380
Redeemable Net Earnings	(144,649)	(61,037)
Non-Redeemable Net Loss	$(6,625,350)	$(535,343)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	2,500,000	2,500,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(2.65)	$(0.26)